Premises And Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of major categories of premises and equipment
The major categories of premises and equipment and accumulated depreciation are summarized as follows:

December 31 (In thousands)	2015	2014
Land	$19,123	$17,836
Buildings	74,525	71,002
Equipment, furniture and fixtures	47,839	42,139
Leasehold improvements	3,878	3,439
Total	$145,365	$134,416
Less accumulated depreciation	(85,872)	(78,937)
Premises and equipment, net	$59,493	$55,479

Schedule of future minimum rental payments under operating leases
The Corporation leases certain premises and equipment accounted for as operating leases. The following is a schedule of the future minimum rental payments required for the next five years under such leases with initial terms in excess of one year:

(In thousands)
2016	$1,475
2017	1,276
2018	1,104
2019	1,019
2020	394
Thereafter	520
Total	$5,788